FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-00334

                          Franklin Capital Growth Fund
               (Exact name of registrant as specified in charter)

                 One Franklin Parkway, San Mateo, CA 94403-1906
               (Address of principal executive offices) (Zip code)

        Murray L. Simpson, One Franklin Parkway, San Mateo, CA 94403-1906
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 650 312-2000

Date of fiscal year end: 6/30

Date of reporting period: 9/30/04

Item 1. Schedule of Investments.


FRANKLIN CAPITAL GROWTH FUND

QUARTERLY STATEMENT OF INVESTMENTS
SEPTEMBER 30, 2004

--------------------------------------------------------------------------------

CONTENTS

Statement of Investments ...................................................   3
Notes to Statement of Investments ..........................................   7

                                   [LOGO](R)
                            FRANKLIN(R) TEMPLETON(R)
                                  INVESTMENTS

                      FRANKLIN o Templeton o Mutual Series


                                          Quarterly Statement of Investments | 1

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FRANKLIN CAPITAL GROWTH FUND

STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2004 (UNAUDITED)

--------------------------------------------------------------------------------
                                                       SHARES           VALUE
--------------------------------------------------------------------------------
    COMMON STOCKS 97.7%
    COMMERCIAL SERVICES 1.7%
    Robert Half International Inc. ..........         1,071,400     $ 27,609,978
                                                                    ------------
    COMMUNICATIONS 2.9%
(a) Nextel Communications Inc., A ...........         2,027,700       48,340,368
                                                                    ------------
    CONSUMER DURABLES .9%
(a) Electronic Arts Inc. ....................           321,400       14,781,186
                                                                    ------------
    CONSUMER NON-DURABLES 4.5%
    Anheuser-Busch Cos. Inc. ................           326,870       16,327,157
    Coca-Cola Co. ...........................           562,200       22,516,110
    Colgate-Palmolive Co. ...................           435,600       19,680,408
    Procter & Gamble Co. ....................           299,600       16,214,352
                                                                    ------------
                                                                      74,738,027
                                                                    ------------

    CONSUMER SERVICES 6.5%
(a) Apollo Group Inc., A ....................           112,600        8,261,462
    Clear Channel Communications Inc. .......           350,000       10,909,500
(a) eBay Inc. ...............................            97,800        8,991,732
(a) Univision Communications Inc., A ........           724,300       22,895,123
    Viacom Inc., B ..........................           876,600       29,418,696
    The Walt Disney Co. .....................         1,208,700       27,256,185
                                                                    ------------
                                                                     107,732,698
                                                                    ------------

    DISTRIBUTION SERVICES 1.4%
    Sysco Corp. .............................           774,700       23,179,024
                                                                    ------------
    ELECTRONIC TECHNOLOGY 16.8%
(a) Agilent Technologies Inc. ...............         1,579,900       34,078,443
(a) Applied Materials Inc. ..................         2,691,800       44,387,782
(a) Cisco Systems Inc. ......................         2,260,800       40,920,480
(a) Dell Inc. ...............................            60,000        2,136,000
    Intel Corp. .............................         1,346,800       27,016,808
(a) KLA-Tencor Corp. ........................           218,500        9,063,380
    Linear Technology Corp. .................           622,400       22,555,776
    Lockheed Martin Corp. ...................           301,300       16,806,514
    Maxim Integrated Products Inc. ..........           430,097       18,188,802
    Nokia Corp., ADR (Finland) ..............         1,372,400       18,829,328
    QUALCOMM Inc. ...........................           752,400       29,373,696
    Xilinx Inc. .............................           563,800       15,222,600
                                                                    ------------
                                                                     278,579,609
                                                                    ------------
    ENERGY MINERALS 1.1%
    Devon Energy Corp. ......................           268,300       19,051,983
                                                                    ------------
    FINANCE 12.1%
    AFLAC Inc. ..............................           401,500       15,742,815
(a) Berkshire Hathaway Inc., A ..............               362       31,367,300
    Countrywide Financial Corp. .............           752,713       29,649,365
    Fifth Third Bancorp .....................           561,000       27,612,420
    Freddie Mac .............................           565,700       36,906,268


                                          Quarterly Statement of Investments | 3
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FRANKLIN CAPITAL GROWTH FUND

STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2004 (UNAUDITED) (CONTINUED)

--------------------------------------------------------------------------------
                                                         SHARES         VALUE
--------------------------------------------------------------------------------
    COMMON STOCKS (CONT.)
    FINANCE (CONT.)
    Golden West Financial Corp. .....................     112,400   $ 12,470,780
    Goldman Sachs Group Inc. ........................     180,200     16,801,848
    Marsh & McLennan Cos. Inc. ......................     270,400     12,373,504
    Wells Fargo & Co. ...............................     315,100     18,789,413
                                                                    ------------
                                                                     201,713,713
                                                                    ------------

    HEALTH SERVICES 3.9%
(a) Anthem Inc. .....................................     453,600     39,576,600
(a) Caremark Rx Inc. ................................     803,500     25,768,245
                                                                    ------------
                                                                      65,344,845
                                                                    ------------

    HEALTH TECHNOLOGY 18.8%
    Abbott Laboratories .............................     722,500     30,605,100
(a) Amgen Inc. ......................................     861,900     48,852,492
(a) Boston Scientific Corp. .........................   1,247,800     49,575,094
(a) Forest Laboratories Inc. ........................     516,000     23,209,680
(a) Gilead Sciences Inc. ............................     808,400     30,217,992
    Johnson & Johnson ...............................     626,710     35,302,574
    Pfizer Inc. .....................................   1,100,000     33,660,000
(a) Varian Medical Systems Inc. .....................     455,800     15,757,006
    Wyeth ...........................................   1,214,300     45,414,820
                                                                    ------------
                                                                     312,594,758
                                                                    ------------

    PROCESS INDUSTRIES 1.2%
    Bunge Ltd. ......................................     499,500     19,970,010
                                                                    ------------
    PRODUCER MANUFACTURING 5.5%
    3M Co. ..........................................     317,200     25,366,484
(a) Mettler-Toledo International Inc. (Switzerland) .     424,900     20,063,778
    United Technologies Corp. .......................     496,300     46,344,494
                                                                    ------------
                                                                      91,774,756
                                                                    ------------

    RETAIL TRADE 4.2%
    Lowe's Cos. Inc. ................................     899,500     48,887,825
    Wal-Mart Stores Inc. ............................     391,200     20,811,840
                                                                    ------------
                                                                      69,699,665
                                                                    ------------
    TECHNOLOGY SERVICES 11.9%
(a) Accenture Ltd., A (Bermuda) .....................   1,312,100     35,492,305
    First Data Corp. ................................     574,900     25,008,150
    Microsoft Corp. .................................   2,361,600     65,298,240
    Paychex Inc. ....................................   1,263,900     38,106,585
    SAP AG, ADR (Germany) ...........................     640,000     24,928,000
(a) Yahoo! Inc. .....................................     275,700      9,348,987
                                                                    ------------
                                                                     198,182,267
                                                                    ------------


4 | Quarterly Statement of Investments
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FRANKLIN CAPITAL GROWTH FUND

STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2004 (UNAUDITED) (CONTINUED)

-----------------------------------------------------------------------------------------------
                                                                      SHARES          VALUE
-----------------------------------------------------------------------------------------------
    COMMON STOCKS (CONT.)
    TRANSPORTATION 4.3%
    C.H. Robinson Worldwide Inc. ................................      400,000   $   18,556,000
    Expeditors International of Washington Inc. .................      425,000       21,972,500
    Southwest Airlines Co. ......................................    2,248,300       30,621,846
                                                                                 --------------
                                                                                     71,150,346
                                                                                 --------------
    TOTAL COMMON STOCKS (COST $1,457,325,905) ...................                 1,624,443,233
                                                                                 --------------
    SHORT TERM INVESTMENT (COST $37,088,786) 2.2%
(b) Franklin Institutional Fiduciary Trust Money Market Portfolio   37,088,786       37,088,786
                                                                                 --------------
    TOTAL INVESTMENTS (COST $1,494,414,691) 99.9% ...............                 1,661,532,019

    OTHER ASSETS, LESS LIABILITIES .1% ..........................                     1,112,516
                                                                                 --------------
    NET ASSETS 100.0% ...........................................                $1,662,644,535
                                                                                 ==============

(a)   Non-income producing.

(b) The Franklin Institutional Fiduciary Trust Money Market Portfolio is managed by the Fund's investment manager.

                                          Quarterly Statement of Investments |
                                      See Notes to Statement of Investments. | 5

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6 | Quarterly Statement of Investments
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FRANKLIN CAPITAL GROWTH FUND

NOTES TO STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Capital Growth Fund (the Trust) is registered under the Investment Company Act of 1940 as a diversified, open-end investment company, consisting of one fund, the Franklin Capital Growth Fund (the Fund).

1. INCOME TAXES

At September 30, 2004, the net unrealized appreciation (depreciation) based on the cost of investments for income tax purposes was as follows:

Cost of investments ....................................        $ 1,498,483,852
                                                                ================
Unrealized appreciation ................................        $   209,119,264
Unrealized depreciation ................................            (46,071,097)
                                                                ----------------
Net unrealized apreciation (depreciation) ..............        $   163,048,167
                                                                ================

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.


                                          Quarterly Statement of Investments | 7

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Item 2. Controls and Procedures.

(a) Evaluation of Disclosure Controls and Procedures. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b) Changes in Internal Controls. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of

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Portfolio Holdings on Form N-Q.

Item 3. Exhibits.

(A) Certification pursuant to Section 30a-2 under the Investment Company Act of 1940 of Jimmy D. Gambill, Chief Executive Officer - Finance and Administration, and Galen G. Vetter, Chief Financial Officer.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) FRANKLIN CAPITAL GROWTH FUND


By /s/ Jimmy D. Gambill
   ----------------------
   Chief Executive Officer - Finance and Administration
Date November 29, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By /s/ Jimmy D. Gambill
   ----------------------
   Chief Executive Officer - Finance and Administration
Date November 29, 2004


By /s/ Galen G. Vetter
   ----------------------
   Chief Financial Officer
Date November 29, 2004